Certain risks and concentration - Summarized customers with greater than 10 percent of the account receivables (Details) - Credit and concentration risk - Accounts receivable	12 Months Ended
Dec. 31, 2022 [1]
Customer A
Certain risks and concentration
Concentration risk (as on percentage)	11.00%
Customer B
Certain risks and concentration
Concentration risk (as on percentage)	21.00%
Customer C
Certain risks and concentration
Concentration risk (as on percentage)	12.00%

[1]	Less than 10%